Equity investments (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)
Cost Method Investments [Abstract]
Cost method investment	¥ 11,521,358	$ 1,616,624	¥ 11,500,708	¥ 1,460,484	$ 209,701